                                                                       [HERITAGE
                                                                         INCOME
                                                                          TRUST
                                                                          LOGO]



                   [pictures of people working and playing]

        From Our Family to Yours: The Intelligent Creation of Wealth.






                               Semiannual Report
                    (unaudited) and Investment Preformance
                    Review For the Six Month Period Ended
                                 March 31, 1998


                               [HERITAGE LOGO]
                              -----------------
                               INCOME TRUST(TM)
                              -----------------

                                                                    May 11, 1998

Dear Fellow Shareholders:

     I am pleased to provide you with the semiannual report for the period ended March 31, 1998 for the Intermediate Government Fund and the High Yield Bond Fund (the "Funds"), each a portfolio of Heritage Income Trust. Continuing with the approach we began last year, we are providing these reports under the same cover, allowing us to reduce the volume of mail for investors who own both of these Funds. Please call us at 800-709-3863 to let us know how you like this approach or with any other comments you would like to share.

     In the pages that follow, you will find portfolio commentaries from Peter Wallace, portfolio manager for the Intermediate Government Fund, and Peter Wilby, portfolio manager for the High Yield Bond Fund. These commentaries are each followed by the investment portfolio for the respective Fund. The financial information for both Funds then follows. For the six month period covered by this report, the A shares and C shares of the Intermediate Government Fund delivered total returns of +3.54% and +3.32%, respectively.* These returns are fractionally lower than the average of +3.74% for comparable funds in the Morningstar Intermediate Government Funds category. Also, for this semiannual period, the A shares and C shares of the High Yield Bond Fund returned +4.27% and +4.04%, respectively.* The average for the Morningstar High Current Yield Fund category was 5.39%. In both cases, we took a slightly more conservative approach than many of our peers, leading to slight underperformance in the recent period. I hope you find Mr. Wallace's and Mr. Wilby's comments instructive in better understanding how your portfolios have performed and currently are positioned.

     On February 2, 1998 both Funds introduced class B shares. From their inception through March 31, 1998 the B shares of the Intermediate Government Fund and the High Yield Bond Fund returned -0.01% and +1.34%, respectively.*

     On behalf of all of us at Heritage, thank you for your investments with us. We look forward to serving your investment needs for years to come.

                                                            Sincerely,
                                                            /s/ STEPHEN G. HILL
                                                            Stephen G. Hill
                                                            President

---------------
* These returns are calculated without the imposition of either front- or back-end sales charges.

                                                                    May 14, 1998

Dear Fellow Shareholders:

     During the six-month period ended March 31, 1998, the Intermediate Government Fund's "A" shares returned a respectable +3.54%* after expenses. By comparison, the Lehman Intermediate Government/ Corporate Index returned +3.73% for the same period.

     Interest rates generally fell during the period, with long-term Treasury bond yields falling from 6.40% to 5.93%, some 47 basis points. The intermediate sector of the yield curve also fell in yield but by a lesser extent, with the five year Treasury declining only by 37 basis points to 5.61% from 5.98% at the end of September. Because of the relatively high level of Federal Funds, the very short end of the Treasury yield curve was little changed over the period.

     The following yield curve chart graphically depicts the changes in U.S. Government Bond Yields over the period:

                                     Chart

     The decline in interest rates reflected an economy that remained relatively strong but with significantly lower inflation or "disinflation", on the Consumer Price Index, and falling prices or "deflation" on the Producer Price Index.

     The strength in the economy and the low levels of inflation, provided much unrest within the domestic fixed income markets and within the Federal Open Market Committee. In the fall and winter, there was a general perception that the economy would slow, eventually leading the Fed to ease. However, just after the turn of the year, market perceptions changed to anticipate a steady to tighter Fed policy rather than an easing. Consequently, yields bottomed out and then rose slightly from that point.

     During the period, your Fund's investments consisted primarily of intermediate term U.S. Treasury securities, approximately 70.4% of total net assets on March 31, 1998. The emphasis on Treasury securities was designed to improve net asset value performance given falling interest rates. The Fund's performance would have been even better had a greater percentage of assets been committed to the longer sector of the intermediate Treasury market. Mortgage securities investments, consisting of mortgage pass-through securities and a sequential class collateralized mortgage obligation bond, represented approximately 25.8% of total net assets on March 31. These positions helped to increase the level of income production.

     Continued uncertainty over the impact of the Asian crisis and the strength of the domestic economy have again raised concerns about the possibility of the Federal Reserve raising short term interest rates to slow a strong economy. We currently believe market conditions warrant a conservative approach to the fixed income

---------------

* These returns are calculated without the imposition of either front- or back-end sales charges.

markets. Longer term however, we remain quite bullish on the prospects for lower inflation, a weaker economy and improving bond markets. At the present time, we have structured the Fund to have a duration (sensitivity to changes in interest rates) relatively close to that of the Lehman Intermediate Government/Corporate Index. We would plan to extend the Fund's duration should we see evidence of slower economic growth emerge.

     Thank you for your continued confidence in the Intermediate Government
Fund.

                                          Sincerely,

                                          /s/ H. PETER WALLACE
                                          H. Peter Wallace, CFA
                                          Senior Vice President
                                          Heritage Asset Management, Inc.
                                          Portfolio Manager, Intermediate
                                          Government Fund

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                          INTERMEDIATE GOVERNMENT FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1998
                                  (UNAUDITED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                       MATURITY       MARKET
      AMOUNT                                                                          DATE          VALUE
    ---------                                                                      ----------    -----------
U.S. GOVERNMENT AND AGENCY SECURITIES--96.2%(A)
---------------------------------------------------------------------------------
 U.S. TREASURIES--70.4%(A)
        $1,000,000   U.S. Treasury Notes, 5.75%..................................    11/15/00    $ 1,002,500
         1,000,000   U.S. Treasury Notes, 5.25%..................................    01/31/01        989,688
         1,000,000   U.S. Treasury Notes, 6.25%..................................    04/30/01      1,016,563
         1,000,000   U.S. Treasury Notes, 6.25%..................................    01/31/02      1,019,063
         1,000,000   U.S. Treasury Notes, 5.875%.................................    09/30/02      1,007,500
         1,000,000   U.S. Treasury Notes, 5.75%..................................    11/30/02      1,002,500
         2,000,000   U.S. Treasury Notes, 5.5%...................................    02/28/03      1,986,876
         2,000,000   U.S. Treasury Notes, 6.125%.................................    08/15/07      2,055,626
                                                                                                 -----------
                     Total U.S. Treasuries (cost $10,044,609)....................                 10,080,316
                                                                                                 -----------
 U.S. GOVERNMENT AGENCIES--25.8%(A)
---------------------------------------------------------------------------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION--7.1%
         1,000,000   REMIC 1992-119E, Sequential Class, 8.0%.....................    07/25/20      1,015,804
                                                                                                 -----------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--18.7%
           991,481   Pool #421756, 30 year Pass-Through, 7.0%....................    08/01/26      1,001,089
         1,639,075   Pool #351468, 30 year Pass-Through, 7.5%....................    03/15/24      1,682,199
                                                                                                 -----------
                                                                                                   2,683,288
                                                                                                 -----------
                     Total U.S. Government Agencies (cost $3,687,659)............                  3,699,092
                                                                                                 -----------
                     Total U.S. Government and Agency Securities (cost
                     $13,732,268)................................................                 13,779,408

REPURCHASE AGREEMENT--2.8%(A)
---------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company, dated March 31,
1998, @ 5.7% to be repurchased at $400,063 on April 1, 1998, collateralized by
$400,000 United States Treasury Notes, 6.25% due August 31, 2002 (market value
$410,361 including interest) (cost $400,000).....................................                    400,000
                                                                                                 -----------
TOTAL INVESTMENT PORTFOLIO (cost $14,132,268)(b), 99.0%(a).......................                 14,179,408
OTHER ASSETS AND LIABILITIES, net, 1.0%(a).......................................                    141,606
                                                                                                 -----------
NET ASSETS, 100.0%...............................................................                $14,321,014
                                                                                                 ===========

-------------------
(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $47,140 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $97,209 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $50,069.

REMIC--Real Estate Mortgage Investment Conduit

    The accompanying notes are an integral part of the financial statements.

                                                                     May 6, 1998

Dear Shareholders:

    During the six-month period ended March 31, 1998, the Heritage Income Trust-High Yield Bond Fund class A and class C shares returned 4.27%* and 4.04%*, respectively. This compares with the Salomon Smith Barney High Yield Market Index, which rose 6.55% during the period, and the Lipper High Current Yield Fund category, which increased 5.50%.

    Continued interest from institutional and retail buyers over the last six months, combined with strong corporate earnings and U.S. Treasury market strength, have resulted in continued strength in the high yield market. In addition to mutual fund buyers who have continued to invest significantly into high yield funds, insurance companies, pension funds and collateralized bond obligations (CBO's) continue to drive demand.

    Despite market turmoil caused by the Asian currency crisis during the fourth quarter of 1997, the high yield market maintained relatively strong performance. Like the majority of world markets, the U.S. high yield market experienced a period of uncertainty during which bonds were quoted lower, but few bonds traded at these lower levels. However the market quickly regained its strong tone. Factors influencing the rebound included high levels of cash in the market, a strong rally in U.S. Treasuries, and expectations that the impact of the Asian situation on the high yield market would be limited. Strong corporate earnings and credit quality in the first quarter of 1998 added to the positive outlook, reflected in the high yield and treasury market spread tightening during the period.

    According to the Salomon Smith Barney High Yield Market Index, the average market yield at March 31, 1998 was 8.89%. This compares to 9.30% at year end, and 8.84% at September 30, 1997. The high yield and treasury market spreads that were a narrow 285 basis points at September 30th, widened to 360 basis points at year end, and then tightened to 327 basis points at March 31, 1998. These figures reflect the spread widening which occurred during the Asian crisis, and the subsequent rebound of the high yield and treasury markets.

    Meeting the demand for high yield debt, new issuance reached record levels during the six month period ended March 31, 1998. This level of supply was easily absorbed by the market.

    During the six months ended March 31, 1998, sectors that outperformed included airlines, cable and media, gaming, technology, telecommunications, and utilities. In addition, B rated and pay in kind (PIK) bonds also outperformed the market. Underperforming sectors included automobile manufacturing, consumer products/tobacco, restaurants and retailing.

    In response to implications from the Asian situation, and in the process of upgrading portfolio quality entering into 1998, the Heritage Income Trust-High Yield Bond Fund experienced several shifts in industry allocation. The Fund's position in consumer cyclicals and non-cyclicals were reduced during the period based on expectations for slower economic growth. The Fund's position in basic industries was reduced based upon the same premise. In addition, several positions that were viewed as fully valued were sold. Proceeds from these sales were reallocated to the media, telecommunications, and publishing sectors, as well as the energy sector. Despite the increased allocation to the media/telecommunications sector, the Fund remains underweighted in this sector. This underweighting is predicated on the view that returns in this sector are not commensurate with the risks involved in financing emerging telecommunications companies. Allocation to the energy sector was increased modestly during the period as spread widening increased its attractiveness. The Fund's position in zero coupon bonds was reduced to neutral during the period.

    The Fund's performance during the period benefited from several positions being tendered for and from opportunity created by the new issue calendar. However, the Fund's underexposure to the telecommunications and utility sectors, and energy weighting, resulted in underperformance for the period.

                                          Sincerely,

                                          /s/ PETER J. WILBY

                                          Peter J. Wilby
                                          Managing Director
                                          Salomon Brothers Asset Management Inc
                                          Portfolio Manager, High Yield Bond
                                          Fund

---------------
* These returns are calculated without the imposition of either front- or back-end sales charges.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1998
                                  (UNAUDITED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                      MATURITY      MARKET
      AMOUNT                                                                         DATE         VALUE
------------------                                                                 --------      ------
DOMESTIC CORPORATE BONDS--89.8%(A)
-------------------------------------------------------------------------------------------
    AEROSPACE--2.7%
-------------------------------------------------------------------------------------------
          $500,000   Burke Industries, Inc., 10.0%*..............................  08/15/07    $   528,750
           500,000   L-3 Communications Corporation, 10.375%.....................  05/01/07        553,750
           500,000   Stellex Industries, Inc., 9.5%..............................  11/01/07        510,000
                                                                                               -----------
                                                                                                 1,592,500
                                                                                               -----------
    ALUMINUM--0.4%
-------------------------------------------------------------------------------------------
           250,000   Commonwealth Aluminum Corporation, 10.75%...................  10/01/06        265,000
                                                                                               -----------
    AUTO PARTS/EQUIPMENT--0.6%
-------------------------------------------------------------------------------------------
           350,000   Venture Holdings Trust, 9.75%...............................  04/01/04        357,000
                                                                                               -----------
    AUTO RENTAL/SERVICE--0.4%
-------------------------------------------------------------------------------------------
           250,000   Apcoa Inc., 9.25%...........................................  03/15/08        250,625
                                                                                               -----------
    AUTO/TRUCK MANUFACTURERS--0.8%
-------------------------------------------------------------------------------------------
           500,000   Navistar International, 8.0%................................  02/01/08        498,125
                                                                                               -----------
    BEVERAGES--1.0%
-------------------------------------------------------------------------------------------
           250,000   Delta Beverage Group, Inc., 9.75%...........................  12/15/03        261,562
           500,000   Stroh Brewery Company, 11.1%................................  07/01/06        360,000
                                                                                               -----------
                                                                                                   621,562
                                                                                               -----------
    BROADCASTING--7.4%
-------------------------------------------------------------------------------------------
           250,000   Adelphia Communications Corporation, 10.5%..................  07/15/04        273,125
           250,000   Adelphia Communications Corporation, 9.875%.................  03/01/07        270,625
         1,000,000   Century Communications Corporation, Zero Coupon Bond........  01/15/08        435,000
           500,000   Chancellor Media Corporation, 9.375%........................  10/01/04        528,750
           500,000   CSC Holdings Inc., 10.5%....................................  05/15/16        587,500
           500,000   Jacor Communications, Inc., 9.75%...........................  12/15/06        545,000
           500,000   LIN Television Corporation, 8.375%..........................  03/01/08        502,500
                     Marcus Cable Company, 0% to 6/15/00, 14.25% to
           250,000   maturity(d).................................................  12/15/05        226,562
           500,000   Rogers Communications, Inc., 8.875%.........................  07/15/07        505,000
           500,000   SFX Broadcasting, Inc., 10.75%..............................  05/15/06        552,500
                                                                                               -----------
                                                                                                 4,426,562
                                                                                               -----------
    BUILDING--0.9%
-------------------------------------------------------------------------------------------
           500,000   Nortek, Inc., 9.125%........................................  09/01/07        516,250
                                                                                               -----------
    CHEMICALS--0.9%
-------------------------------------------------------------------------------------------
           500,000   Texas Petrochemicals, 11.125%...............................  07/01/06        551,250
                                                                                               -----------
    CONGLOMERATES/DIVERSIFIED--1.1%
-------------------------------------------------------------------------------------------
                     Jordan Industries, Inc., 0% to 4/1/02, 11.75% to
         1,000,000   maturity(d).................................................  04/01/09        632,500
                                                                                               -----------
    CONTAINERS--2.7%
-------------------------------------------------------------------------------------------
           500,000   Plastic Containers, Inc., 10.0%.............................  12/15/06        550,000
           250,000   Radnor Holdings, Inc., 10.0%................................  12/01/03        262,500
           250,000   Radnor Holdings, Inc., Series "B", 10.0%....................  12/01/03        262,500
           500,000   Stone Container Corporation, 12.25%.........................  04/01/02        513,125
                                                                                               -----------
                                                                                                 1,588,125
                                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1998
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                      MATURITY      MARKET
      AMOUNT                                                                         DATE         VALUE
------------------                                                                 --------      ------
COSMETICS/TOILETRIES--1.7%
-------------------------------------------------------------------------------------------
          $400,000   Anchor Advanced Products, Inc., 11.75%......................  04/01/04    $   442,000
           750,000   Revlon Worldwide Corporation, Zero Coupon Bond..............  03/15/01        570,938
                                                                                               -----------
                                                                                                 1,012,938
                                                                                               -----------
    DATA PROCESSING--1.4%
-------------------------------------------------------------------------------------------
           250,000   Alvey Systems, Inc., 11.375%................................  01/31/03        265,625
           500,000   Unisys Corporation, 11.75%..................................  10/15/04        576,250
                                                                                               -----------
                                                                                                   841,875
                                                                                               -----------
    ELECTRONICS/ELECTRIC--2.7%
-------------------------------------------------------------------------------------------
           200,000   Amphenol Corporation, 9.875%................................  05/15/07        215,500
           500,000   Axiohm Transaction Solutions, Inc., 9.75%...................  10/01/07        508,750
           250,000   DecisionOne Corporation, 9.75%..............................  08/01/07        241,875
                     DecisionOne Holdings Corporation, 0% to 8/1/02, 11.5% to
           500,000   maturity(d).................................................  08/01/08        298,750
           325,000   Rayovac Corporation, 10.25%.................................  11/01/06        358,312
                                                                                               -----------
                                                                                                 1,623,187
                                                                                               -----------
    FILMED ENTERTAINMENT--1.7%
-------------------------------------------------------------------------------------------
           500,000   Cinemark USA, Inc., 9.625%..................................  08/01/08        524,375
           500,000   Production Resource Group, 11.5%............................  01/15/08        492,500
                                                                                               -----------
                                                                                                 1,016,875
                                                                                               -----------
    FINANCE--2.7%
-------------------------------------------------------------------------------------------
           500,000   Airplane Pass Through Trust, Class "D", 10.875%.............  03/15/19        557,770
           500,000   DVI, Inc., 9.875%...........................................  02/01/04        533,750
           500,000   Morgan Stanley Aircraft Finance, 8.7%.......................  08/15/23        497,860
                                                                                               -----------
                                                                                                 1,589,380
                                                                                               -----------
    FOOD--5.4%
-------------------------------------------------------------------------------------------
           250,000   B&G Foods, Inc., 9.625%.....................................  08/01/07        254,688
           500,000   CFP Holdings, Inc., 11.625%.................................  01/15/04        496,250
           250,000   Fleming Companies, Inc., 10.5%..............................  12/01/04        265,000
           400,000   Imperial Holly Corporation, 9.75%...........................  12/15/07        411,500
           500,000   Nebco Evans Holding Company, 11.25%, PIK Bond...............  03/01/08        520,000
           250,000   North Atlantic Trading Company, 11.0%.......................  06/15/04        260,000
           500,000   SC International Services, Inc., 9.25%......................  09/01/07        524,375
           500,000   Specialty Foods Acquisition Corporation, 10.25%.............  08/15/01        495,000
                                                                                               -----------
                                                                                                 3,226,813
                                                                                               -----------
    HEALTH CARE CENTERS--1.4%
-------------------------------------------------------------------------------------------
           400,000   Graham-Field Health Products, Inc., 9.75%...................  08/15/07        408,000
           400,000   Integrated Health Services, Inc., 9.25%.....................  01/15/08        421,000
                                                                                               -----------
                                                                                                   829,000
                                                                                               -----------
    HOTELS/MOTELS/INNS--0.8%
-------------------------------------------------------------------------------------------
           150,000   HMH Properties, Inc., 8.875%................................  07/15/07        157,500
           300,000   HMH Properties, Inc., 9.50%.................................  05/15/05        318,375
                                                                                               -----------
                                                                                                   475,875
                                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1998
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                      MATURITY      MARKET
      AMOUNT                                                                         DATE         VALUE
------------------                                                                 --------      ------
HOUSEHOLD PRODUCTS--0.9%
-------------------------------------------------------------------------------------------
          $500,000   Shop Vac Corporation, 10.625%...............................  09/01/03    $   546,250
                                                                                               -----------
    LEISURE/AMUSEMENT--1.3%
-------------------------------------------------------------------------------------------
           500,000   Grand Casinos, Inc., 9.0%...................................  10/15/04        513,750
           250,000   Selmer Company, Inc., 11.0%.................................  05/15/05        275,000
                                                                                               -----------
                                                                                                   788,750
                                                                                               -----------
    MANUFACTURING/DISTRIBUTIONS--7.3%
-------------------------------------------------------------------------------------------
           500,000   Clark-Schwebel, Inc., 10.5%.................................  04/15/06        555,000
           250,000   Columbus McKinnon Corporation, 8.5%.........................  04/01/08        250,625
           500,000   Foamex, L.P., 9.875%........................................  06/15/07        510,000
           500,000   Furon Company, 8.125%.......................................  08/01/08        502,500
           250,000   High Voltage Engineering Group, 10.5%.......................  08/15/04        257,813
           500,000   Hines Horticulture, Inc., 11.75%............................  10/15/05        550,000
           500,000   Insilco Corporation, 10.25%.................................  08/15/07        525,000
           500,000   International Knife & Saw, 11.375%..........................  11/15/06        547,500
           250,000   Polymer Group, Inc., 9.0%...................................  07/01/07        258,125
           400,000   Werner Holdings Company, Inc., 10.0%........................  11/15/07        422,000
                                                                                               -----------
                                                                                                 4,378,563
                                                                                               -----------
    MEDICAL EQUIPMENT/SUPPLY--4.0%
-------------------------------------------------------------------------------------------
           500,000   Fresenius Medical Care, 9.0%................................  12/01/06        525,000
           350,000   Kinetic Concepts, Inc., Series "B", 9.625%..................  11/01/07        360,500
           500,000   Maxxim Medical, Inc., 10.5%.................................  08/01/06        551,250
           500,000   Packard Bioscience Company, 9.375%..........................  03/01/07        481,250
           500,000   Prime Medical Services, Inc., 8.75%.........................  04/01/08        498,750
                                                                                               -----------
                                                                                                 2,416,750
                                                                                               -----------
    METAL--2.6%
-------------------------------------------------------------------------------------------
           500,000   Envirosource, Inc., 9.75%...................................  06/15/03        510,000
           500,000   Murrin Murrin Holdings Property, 9.375%.....................  08/31/07        496,250
           500,000   Renco Metals Inc., 11.5%....................................  07/01/03        536,250
                                                                                               -----------
                                                                                                 1,542,500
                                                                                               -----------
    OIL & GAS--10.7%
-------------------------------------------------------------------------------------------
           500,000   Abraxas Petroleum Corporation, 11.5%........................  11/01/04        513,750
           500,000   Benton Oil & Gas Company, 11.625%...........................  05/01/03        540,625
           500,000   Clark R&M, Inc., 8.875%.....................................  11/15/07        506,250
           500,000   Cliffs Drilling Company, 10.25%.............................  05/15/03        541,250
           500,000   Costilla Energy, Inc., 10.25%...............................  10/01/06        510,000
           500,000   Dailey International, Inc., 9.5%............................  02/15/08        503,750
           500,000   Dawson Production Services, Inc., 9.375%....................  02/01/07        513,750
           500,000   Hvide Marine, Inc., 8.375%..................................  02/15/08        487,500
           500,000   National Energy Group, Inc., 10.75%.........................  11/01/06        477,500
           250,000   Parker Drilling Company, 9.75%..............................  11/15/06        265,625
           250,000   Parker Drilling Company, Series "B", 9.75%..................  11/15/06        266,875
           500,000   Snyder Oil Corporation, 8.75%...............................  06/15/07        515,000
                     Transamerican Energy Corporation, 0% to 6/15/99, 13.0% to
           375,000   maturity(d).................................................  06/15/02        316,875
           450,000   Trico Marine Services, Inc., 8.5%...........................  08/01/05        452,250
                                                                                               -----------
                                                                                                 6,411,000
                                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1998
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                      MATURITY      MARKET
      AMOUNT                                                                         DATE         VALUE
------------------                                                                 --------      ------
    PAPER/PRODUCTS--0.9%
-------------------------------------------------------------------------------------------
          $250,000   Crown Paper Company, 11.0%..................................  09/01/05    $   266,875
           250,000   Florida Coast Paper LLC, Series "B", 12.75%.................  06/01/03        268,125
                                                                                               -----------
                                                                                                   535,000
                                                                                               -----------
    PET & SUPPLIES--1.8%
-------------------------------------------------------------------------------------------
           500,000   Doane Products Company, 10.625%.............................  03/01/06        541,250
           500,000   Purina Mills, Inc., 9.0%....................................  03/15/10        516,250
                                                                                               -----------
                                                                                                 1,057,500
                                                                                               -----------
    PLASTIC/PRODUCTS--0.9%
-------------------------------------------------------------------------------------------
           500,000   Berry Plastics Corporation, 12.25%..........................  04/15/04        548,750
                                                                                               -----------
    PUBLISHING--1.4%
-------------------------------------------------------------------------------------------
           500,000   American Media Operation, Inc., 11.625%.....................  11/15/04        543,750
           250,000   Big Flower Press Holdings, Inc., 8.875%.....................  07/01/07        256,875
                                                                                               -----------
                                                                                                   800,625
                                                                                               -----------
    REAL ESTATE/LAND DEVELOPMENT--0.8%
-------------------------------------------------------------------------------------------
           500,000   Forest City Enterprises, Inc., 8.5%.........................  03/15/08        501,250
                                                                                               -----------
    RETAIL STORES--4.0%
-------------------------------------------------------------------------------------------
           500,000   Carr-Gottstein Foods Company, 12.0%.........................  11/15/05        562,500
           500,000   Cole National Group, 9.875%.................................  12/31/06        541,250
           250,000   Hills Stores Company, 12.5%.................................  07/01/03        230,000
           250,000   Jitney Jungle Stores, 12.0%.................................  03/01/06        282,500
           500,000   Leslie's Poolmart, 10.375%..................................  07/15/04        520,000
           250,000   Pueblo Xtra International, 9.5%.............................  08/01/03        243,750
                                                                                               -----------
                                                                                                 2,380,000
                                                                                               -----------
    SERVICES--6.4%
-------------------------------------------------------------------------------------------
           500,000   Allied Waste Industries, Inc., 0% to 6/1/02, 11.3% to
                     maturity(d).................................................  06/01/07        367,500
           500,000   Borg-Warner Security Corporation, 9.125%....................  05/01/03        505,000
           500,000   Comforce Operating, Inc., 12.0%.............................  12/01/07        532,500
           250,000   Federal Data Corporation, 10.125%...........................  08/01/05        258,750
           250,000   Iron Mountain, Inc., 10.125%................................  10/01/06        275,000
           500,000   Kindercare Learning Centers, Inc., 9.5%.....................  02/15/09        511,250
           250,000   Loomis Fargo & Company, 10.0%...............................  01/15/04        255,000
           500,000   Norcal Waste Systems, Inc., 13.5%...........................  11/15/05        580,000
           500,000   Sitel Corporation, 9.25%....................................  03/15/06        511,250
                                                                                               -----------
                                                                                                 3,796,250
                                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1998
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                      MATURITY      MARKET
      AMOUNT                                                                         DATE         VALUE
------------------                                                                 --------      ------
TELECOMMUNICATIONS--8.4%
-------------------------------------------------------------------------------------------
          $500,000   Comcast Cellular Holdings, 9.5%.............................  05/01/07    $   525,000
           500,000   DTI Holdings, Inc., 0% to 3/1/03, 12.5% to maturity(d)......  03/01/08        291,250
           500,000   Facilicom International, 10.5%..............................  01/15/08        520,000
           500,000   Global Telesystems Group, 9.875%............................  02/15/05        515,000
         1,000,000   Intermedia Communications of Florida, 0% to 05/15/01, 12.5%
                     to maturity(d)..............................................  05/15/06        820,000
         1,000,000   International CableTel, Inc., 0% to 02/01/01, 11.5% to
                     maturity(d).................................................  02/01/06        800,000
           500,000   KMC Telecom Holdings, Inc., 0% to 2/15/03, 12.5% to
                     maturity(d).................................................  02/15/08        293,750
           250,000   Mediacom LLC Capital, 8.5%..................................  04/15/08        250,625
                     Nextel Communications, Inc., 0% to 10/31/02, 9.75% to
           650,000   maturity(d).................................................  10/31/07        420,062
           500,000   Nextlink Communications, 12.5%..............................  04/15/06        575,000
                                                                                               -----------
                                                                                                 5,010,687
                                                                                               -----------
    TRANSPORTATION--0.8%
-------------------------------------------------------------------------------------------
           425,000   Ryder TRS, Inc., 10.0%......................................  12/01/06        456,875
                                                                                               -----------
    UTILITIES-ELECTRIC--0.9%
-------------------------------------------------------------------------------------------
           500,000   AES Corporation, 8.5%.......................................  11/01/07        516,250
                                                                                               -----------
                     Total Domestic Corporate Bonds (cost $52,087,795)...........               53,602,442
                                                                                               -----------

FOREIGN CONVERTIBLE CORPORATE BONDS--1.0%(A)(C)
-------------------------------------------------------------------------------------------
    PUBLISHING--1.0%
-------------------------------------------------------------------------------------------
         1,500,000   Hollinger, Inc., Zero Coupon Bond...........................  10/05/13        601,875
                                                                                               -----------
                     Total Foreign Convertible Corporate Bonds (cost $549,088)...                  601,875
                                                                                               -----------

FOREIGN CORPORATE BONDS--2.9%(A)(C)
-------------------------------------------------------------------------------------------
    BROADCASTING--0.3%
-------------------------------------------------------------------------------------------
           250,000   Diamond Cable Communications, PLC, 0% to 12/15/00, 11.75% to
                     maturity(d).................................................  12/15/05        199,375
                                                                                               -----------
    HOTELS/MOTELS/INNS--0.9%
-------------------------------------------------------------------------------------------
           500,000   Sun International Hotels, Ltd., 8.625%......................  12/15/07        515,625
                                                                                               -----------
    MANUFACTURING/DISTRIBUTIONS--0.1%
-------------------------------------------------------------------------------------------
           250,000   Semi-Tech Corporation, 0% to 08/15/00, 11.5% to
                     maturity(d).................................................  08/15/03         85,000
                                                                                               -----------
    TEXTILES--0.2%
-------------------------------------------------------------------------------------------
           250,000   Polysindo International Finance Company, 9.375%.............  07/30/07        152,500
                                                                                               -----------
    TRANSPORTATION--0.5%
-------------------------------------------------------------------------------------------
           250,000   Stena Line AB, 10.5%........................................  12/15/05        273,438
                                                                                               -----------
    UTILITIES - DIVERSIFIED--0.9%
-------------------------------------------------------------------------------------------
           500,000   International Utility Structures, Inc., 10.75%..............  02/01/08        518,750
                                                                                               -----------
                     Total Foreign Corporate Bonds (cost $1,924,949).............                1,744,688
                                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1998
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                 MARKET
                                     SHARES                                                       VALUE
                                     ------                                                    -----------
WARRANTS--0.1%(A)
---------------------------------------------------------------------------------
    MANUFACTURING/DISTRIBUTIONS--0.1%
---------------------------------------------------------------------------------
             2,000   Terex Corporation*..........................................              $    32,000
                                                                                               -----------
    MEDICAL EQUIPMENT/SUPPLY--0.0%
---------------------------------------------------------------------------------
               206   Wright Medical Technology, Inc.*............................                   20,588
                                                                                               -----------
                     Total Warrants (cost $4,040)................................                   52,588
                                                                                               -----------
Total investment portfolio excluding repurchase agreement (cost $54,565,872)(b),
  93.8%(a).......................................................................               56,001,593
REPURCHASE AGREEMENT--3.4%(A)
---------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company, dated September
30, 1998, @ 5.7%, to be repurchased at $2,045,324 on April 1, 1998, collateralized by $2,040,000 United States Treasury Notes, 6.25%, due August 31,
2002 (market value $2,092,843 including interest)
(cost $2,045,000)................................................................                2,045,000
                                                                                               -----------
TOTAL INVESTMENT PORTFOLIO (cost $56,610,872)(b), 97.2%(a).......................               58,046,593
OTHER ASSETS AND LIABILITIES, net, 2.8%(a).......................................                1,667,512
                                                                                               -----------
NET ASSETS, 100.0%...............................................................              $59,714,105
                                                                                               ===========

-------------------
  * Non-income producing.
(a) Percentages are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $1,435,721, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $2,066,583 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $630,862.
(c) Denominated in U.S. dollars.
(d) Bonds reset to applicable coupon rate at a future date.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 1998
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                               INTERMEDIATE      HIGH YIELD
                                                              GOVERNMENT FUND     BOND FUND
                                                              ---------------    -----------
Assets
------------------------------------------------------------

Investments, at market value (identified cost $13,732,268
  and $54,565,872, respectively) (Note 1)...................    $13,779,408      $56,001,593
Repurchase agreement (identified cost $400,000 and
  $2,045,000, respectively) (Note 1)........................        400,000        2,045,000
Cash........................................................          4,964            1,930
Receivables:
  Investments sold..........................................             --        1,771,859
  Dividends and interest....................................        134,048        1,255,583
  Fund shares sold..........................................         32,712           56,425
  From Manager..............................................         48,691              782
Deferred state qualification expenses (Note 1)..............         11,340           14,717
                                                                -----------      -----------
        Total Assets........................................    $14,411,163      $61,147,889
                                                                -----------      -----------
Liabilities
------------------------------------------------------------

Payables (Note 4):
  Investments purchased.....................................    $        --      $ 1,238,875
  Fund shares redeemed......................................         34,794          118,324
  Accrued distribution fee..................................          4,257           21,411
  Other accrued expenses....................................         51,098           55,174
                                                                -----------      -----------
        Total Liabilities...................................         90,149        1,433,784
                                                                -----------      -----------
Net assets, at market value.................................    $14,321,014      $59,714,105
                                                                ===========      ===========
Net Assets
------------------------------------------------------------

Net assets consist of:
  Paid-in capital...........................................    $20,841,053      $58,081,394
  Undistributed net investment income (Note 1)..............        681,379          414,319
  Accumulated net realized loss (Notes 1 and 5).............     (7,248,558)        (217,329)
  Net unrealized appreciation on investments................         47,140        1,435,721
                                                                -----------      -----------
Net assets, at market value.................................    $14,321,014      $59,714,105
                                                                ===========      ===========
Net assets, at market value
  Class A Shares............................................    $12,989,160      $44,180,663
  Class B Shares............................................          8,546          643,730
  Class C Shares............................................      1,323,308       14,889,712
                                                                -----------      -----------
        Total...............................................    $14,321,014      $59,714,105
                                                                ===========      ===========
Shares of beneficial interest outstanding
  Class A Shares............................................      1,402,399        4,134,921
  Class B Shares............................................            925           60,513
  Class C Shares............................................        143,299        1,399,744
                                                                -----------      -----------
        Total...............................................      1,546,623        5,595,178
                                                                ===========      ===========
Net Asset Value -- offering and redemption price per share
  (Notes 1 and 2)
  Class A Shares............................................          $9.26           $10.68
                                                                     ======            =====
    Maximum offering price per share (100/96.25 of $9.26 and
     $10.68, respectively)..................................          $9.62           $11.10
                                                                     ======            =====
  Class B Shares............................................          $9.24           $10.64
                                                                     ======            =====
  Class C Shares............................................          $9.23           $10.64
                                                                     ======            =====

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                            STATEMENT OF OPERATIONS
                 FOR THE SIX MONTH PERIOD ENDED MARCH 31, 1998
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                               INTERMEDIATE      HIGH YIELD
                                                              GOVERNMENT FUND    BOND FUND
                                                              ---------------    ----------
Investment Income
------------------------------------------------------------
Income:
  Interest..................................................     $462,441        $2,761,778
Expenses (Notes 1 and 4):
  Management fee............................................       36,671           170,769
  Distribution fee (Class A Shares).........................       22,093            62,625
  Distribution fee (Class B Shares).........................            3               435
  Distribution fee (Class C Shares).........................        3,405            56,733
  Professional fees.........................................       33,122            30,287
  Custodian/Fund accounting fees............................       23,958            36,556
  State qualification expenses..............................       14,649            13,759
  Federal registration fees.................................           --             1,309
  Reports to shareholders...................................        9,936            10,832
  Shareholder servicing fees................................        6,012            17,509
  Trustees' fees and expenses...............................        2,917             3,701
  Insurance expense.........................................        1,560             2,427
  Other.....................................................          777               350
                                                                 --------        ----------
    Total expenses before waiver and reimbursement..........      155,103           407,292
    Fees waived by Manager (Note 4).........................      (36,671)          (31,103)
    Reimbursement from Manager..............................      (48,691)               --
                                                                 --------        ----------
    Total expenses after waiver and reimbursement...........       69,741           376,189
                                                                 --------        ----------
Net investment income.......................................     $392,700        $2,385,589
                                                                 --------        ----------
Realized and Unrealized Gain (Loss) on Investments
------------------------------------------------------------
Net realized gain from investment transactions..............      127,670           498,972
Net decrease in unrealized appreciation of investments
  during the period.........................................       (7,662)         (504,267)
                                                                 --------        ----------
        Net gain (loss) on investments......................      120,008            (5,295)
                                                                 --------        ----------
Net increase in net assets resulting from operations........     $512,708        $2,380,294
                                                                 ========        ==========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              FOR THE SIX MONTH
                                                                 PERIOD ENDED            FOR THE
                                                                MARCH 31, 1998          YEAR ENDED
INTERMEDIATE GOVERNMENT FUND                                     (UNAUDITED)        SEPTEMBER 30, 1997
----------------------------                                  ------------------    ------------------
Increase (decrease) in net assets:
Operations:
  Net investment income.....................................     $   392,700           $   922,102
  Net realized gain (loss) on investment transactions.......         127,670              (136,028)
  Net increase (decrease) in unrealized appreciation of
    investments during the period...........................          (7,662)              354,485
                                                                 -----------           -----------
  Net increase in net assets resulting from operations......         512,708             1,140,559
Distributions to shareholders from:
  Net investment income Class A Shares, ($0.26 and $0.52 per
    share, respectively)....................................        (385,355)             (897,448)
  Net investment income Class B Shares, ($0.04 per share)...             (14)                   --
  Net investment income Class C Shares, ($0.25 and $0.50 per
    share, respectively)....................................         (29,601)              (41,089)
Decrease in net assets from Fund share transactions (Note
  2)........................................................        (646,719)           (3,448,028)
                                                                 -----------           -----------
Decrease in net assets......................................        (548,981)           (3,246,006)
Net assets, beginning of period.............................      14,869,995            18,116,001
                                                                 -----------           -----------
Net assets, end of period (including undistributed net
  investment income of $681,379 and $703,649,
  respectively).............................................     $14,321,014           $14,869,995
                                                                 ===========           ===========
                                                              FOR THE SIX MONTH
                                                                 PERIOD ENDED            FOR THE
                                                                MARCH 31, 1998          YEAR ENDED
High Yield Bond Fund                                             (UNAUDITED)        SEPTEMBER 30, 1997
------------------------------------------------------------     -----------           -----------
Increase (decrease) in net assets:
Operations:
  Net investment income.....................................     $ 2,385,589           $ 4,135,801
  Net realized gain on investment transactions..............         498,972               778,438
  Net increase (decrease) in unrealized appreciation of
    investments during the period...........................        (504,267)            1,375,780
                                                                 -----------           -----------
  Net increase in net assets resulting from operations......       2,380,294             6,290,019
Distributions to shareholders from:
  Net investment income Class A Shares, ($0.45 and $0.89 per
    share, respectively)....................................      (1,815,847)           (3,120,267)
  Net investment income Class B Shares, ($0.07 per share)...          (2,053)                   --
  Net investment income Class C Shares, ($0.43 and $0.84 per
    share, respectively)....................................        (568,101)             (890,714)
Increase in net assets from Fund share transactions (Note
  2)........................................................       5,102,106            12,731,865
                                                                 -----------           -----------
Increase in net assets......................................       5,096,399            15,010,903
Net assets, beginning of period.............................      54,617,706            39,606,803
                                                                 -----------           -----------
Net assets, end of period (including undistributed net
  investment income of $414,319 and $414,731
  respectively).............................................     $59,714,105           $54,617,706
                                                                 ===========           ===========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE INCOME TRUST-INTERMEDIATE GOVERNMENT FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                              CLASS A SHARES                          CLASS B SHARES    CLASS C SHARES
                       ------------------------------------------------------------   ---------------   ---------------
                         FOR THE SIX                                                                      FOR THE SIX
                        MONTH PERIOD                                                  FOR THE PERIOD     MONTH PERIOD
                            ENDED            FOR THE YEARS ENDED SEPTEMBER 30,             ENDED             ENDED
                       MARCH 31, 1998*   ------------------------------------------   MARCH 31, 1998*   MARCH 31, 1998*
                         (UNAUDITED)     1997*    1996*     1995    1994*     1993     (UNAUDITED)++      (UNAUDITED)
                       ---------------   ------   ------   ------   ------   ------   ---------------   ---------------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD..............      $ 9.20        $ 9.08   $ 9.29   $ 9.10   $ 9.44   $ 9.84       $ 9.28            $ 9.18
                           ------        ------   ------   ------   ------   ------       ------            ------
INCOME FROM
 INVESTMENT
 OPERATIONS:
 Net investment
   income(a).........        0.25          0.51     0.50     0.62     0.43     0.59         0.05              0.23
 Net realized and
   unrealized gain
   (loss) on
   investments.......        0.07          0.13    (0.21)    0.12    (0.40)   (0.44)       (0.05)             0.07
                           ------        ------   ------   ------   ------   ------       ------            ------
 Total from
   Investment
   Operations........        0.32          0.64     0.29     0.74     0.03     0.15           --              0.30
                           ------        ------   ------   ------   ------   ------       ------            ------
LESS DISTRIBUTIONS:
 Dividends from net
   investment
   income............       (0.26)        (0.52)   (0.50)   (0.55)   (0.37)   (0.52)       (0.04)            (0.25)
 Distributions from
   net realized
   gains.............          --            --       --       --       --    (0.03)          --                --
                           ------        ------   ------   ------   ------   ------       ------            ------
 Total
   Distributions.....       (0.26)        (0.52)   (0.50)   (0.55)   (0.37)   (0.55)       (0.04)            (0.25)
                           ------        ------   ------   ------   ------   ------       ------            ------
NET ASSET VALUE, END
 OF PERIOD...........      $ 9.26        $ 9.20   $ 9.08   $ 9.29   $ 9.10   $ 9.44       $ 9.24            $ 9.23
                           ======        ======   ======   ======   ======   ======       ======            ======
TOTAL RETURN (%)(D)..        3.54(c)       7.28     3.24     8.47     0.36     1.58        (0.01)(c)          3.32(c)
RATIOS
 (%)/SUPPLEMENTAL
 DATA:
 Operating expenses,
   net, to average
   daily net
   assets(a).........        0.93(b)       0.93     0.94     0.95     0.95     0.91         1.20(b)           1.20(b)
 Net investment
   income to average
   daily net
   assets............        5.38(b)       5.65     5.42     5.50     4.60     5.99         4.99(b)           5.08(b)
 Portfolio turnover
   rate..............          94(c)         69      135      162      214      150           94(c)             94(c)
 Net assets, end of
   period ($
   millions).........          13            14       18       24       41      102         .008                 1

                            CLASS C SHARES
                       ------------------------

                         FOR THE YEARS ENDED
                            SEPTEMBER 30,
                       ------------------------
                       1997*    1996*    1995+
                       ------   ------   ------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD..............  $ 9.06   $ 9.27   $ 9.05
                       ------   ------   ------
INCOME FROM
 INVESTMENT
 OPERATIONS:
 Net investment
   income(a).........    0.49     0.49     0.21
 Net realized and
   unrealized gain
   (loss) on
   investments.......    0.13    (0.21)    0.23
                       ------   ------   ------
 Total from
   Investment
   Operations........    0.62     0.28     0.44
                       ------   ------   ------
LESS DISTRIBUTIONS:
 Dividends from net
   investment
   income............   (0.50)   (0.49)   (0.22)
 Distributions from
   net realized
   gains.............               --       --
                       ------   ------   ------
 Total
   Distributions.....   (0.50)   (0.49)   (0.22)
                       ------   ------   ------
NET ASSET VALUE, END
 OF PERIOD...........  $ 9.18   $ 9.06   $ 9.27
                       ======   ======   ======
TOTAL RETURN (%)(D)..    7.02     3.04     4.90(c)
RATIOS
 (%)/SUPPLEMENTAL
 DATA:
 Operating expenses,
   net, to average
   daily net
   assets(a).........    1.20     1.20     1.20(b)
 Net investment
   income to average
   daily net
   assets............    5.38     5.22     5.19(b)
 Portfolio turnover
   rate..............      69      135      162
 Net assets, end of
   period ($
   millions).........       1      0.6     0.07

---------------

   * Per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for the period since use of the undistributed income method does not correspond with results of operations.
   + For the period April 3, 1995 (commencement of Class C Shares) to September
     30, 1995.
  ++ For the period February 2, 1998 (commencement of Class B Shares) to March
     31, 1998.
 (a) Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.05, $.07, $.06, $.06, $.03 and $.01 per Class A Share,
     respectively. The operating expense ratios including such items would have been 2.09% (annualized), 1.67%, 1.61%, 1.47%, 1.18% and 1.03% for Class A
     Share, respectively. Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.05 per Class B Share. The operating expense ratio including such items would have been 2.36% (annualized). Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.05, $.07, $.06 and $.06 per Class C Share, respectively. The operating expense ratio including such items would have been 2.36% (annualized), 1.94%, 1.87% and 1.72% (annualized) for Class C Share, respectively.
 (b) Annualized.
 (c) Not annualized.
 (d) Does not reflect the imposition of a sales charge.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   HERITAGE INCOME TRUST-HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                  CLASS A SHARES                          CLASS B SHARES   CLASS C SHARES
                            -----------------------------------------------------------   --------------   --------------
                             FOR THE SIX                                                                    FOR THE SIX
                             MONTH PERIOD                                                 FOR THE PERIOD    MONTH PERIOD
                                ENDED            FOR THE YEARS ENDED SEPTEMBER 30,            ENDED            ENDED
                            MARCH 31, 1998   ------------------------------------------   MARCH 31, 1998   MARCH 31, 1998
                             (UNAUDITED)      1997     1996     1995     1994     1993    (UNAUDITED)++     (UNAUDITED)
                            --------------   ------   ------   ------   ------   ------   --------------   --------------
NET ASSET VALUE, BEGINNING
 OF PERIOD................      $10.69       $10.22   $ 9.94   $ 9.65   $10.65   $10.82       $10.57           $10.65
                                ------       ------   ------   ------   ------   ------       ------           ------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment
   income(a)..............        0.45         0.90     0.84(e)  0.72     0.69     0.81         0.11             0.42
 Net realized and
   unrealized gain (loss)
   on investments.........       (0.01)        0.46     0.24     0.31    (0.84)    0.07         0.03               --
                                ------       ------   ------   ------   ------   ------       ------           ------
 Total from Investment
   Operations.............        0.44         1.36     1.08     1.03    (0.15)    0.88         0.14             0.42
                                ------       ------   ------   ------   ------   ------       ------           ------
LESS DISTRIBUTIONS:
 Dividends from net
   investment income......       (0.45)       (0.89)   (0.80)   (0.74)   (0.71)   (0.83)       (0.07)           (0.43)
 Distributions from net
   realized gains.........          --           --       --       --    (0.07)   (0.22)          --               --
 Distribution in excess of
   net realized gains.....          --           --       --       --    (0.07)      --           --               --
                                ------       ------   ------   ------   ------   ------       ------           ------
 Total Distributions......       (0.45)       (0.89)   (0.80)   (0.74)   (0.85)   (1.05)       (0.07)           (0.43)
                                ------       ------   ------   ------   ------   ------       ------           ------
NET ASSET VALUE, END OF
 PERIOD...................      $10.68       $10.69   $10.22   $ 9.94   $ 9.65   $10.65       $10.64           $10.64
                                ======       ======   ======   ======   ======   ======       ======           ======
TOTAL RETURN (%)(D).......        4.27(c)     14.00    11.44    11.23    (1.59)    8.57         1.34(c)          4.04(c)
RATIOS (%)/SUPPLEMENTAL DATA:
 Operating expenses, net,
   to average daily net
   assets(a)..............        1.20(b)      1.21     1.23     1.25     1.25     1.19         1.70(b)          1.70(b)
 Net investment income to
   average daily net
   assets.................        8.51(b)      8.76     8.41     7.35     6.76     7.57         7.95(b)          8.01(b)
 Portfolio turnover
   rate...................          57(c)       101      143      109      135      150           57(c)            57(c)
 Net assets, end of period
   ($ millions)...........          44           42       33       30       36       42            1               15

                               CLASS C SHARES
                            ------------------------

                              FOR THE YEARS ENDED
                                 SEPTEMBER 30,
                            ------------------------
                             1997     1996    1995+
                            ------   ------   ------
NET ASSET VALUE, BEGINNING
 OF PERIOD................  $10.18   $ 9.91   $ 9.62
                            ------   ------   ------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment
   income(a)..............    0.85     0.79(e)  0.31
 Net realized and
   unrealized gain (loss)
   on investments.........    0.46     0.24     0.28
                            ------   ------   ------
 Total from Investment
   Operations.............    1.31     1.03     0.59
                            ------   ------   ------
LESS DISTRIBUTIONS:
 Dividends from net
   investment income......   (0.84)   (0.76)   (0.30)
 Distributions from net
   realized gains.........      --       --       --
 Distribution in excess of
   net realized gains.....      --       --       --
                            ------   ------   ------
 Total Distributions......   (0.84)   (0.76)   (0.30)
                            ------   ------   ------
NET ASSET VALUE, END OF
 PERIOD...................  $10.65   $10.18   $ 9.91
                            ======   ======   ======
TOTAL RETURN (%)(D).......   13.53    10.93     6.18(c)
RATIOS (%)/SUPPLEMENTAL DA
 Operating expenses, net,
   to average daily net
   assets(a)..............    1.70     1.70     1.70(b)
 Net investment income to
   average daily net
   assets.................    8.26     8.39     6.67(b)
 Portfolio turnover
   rate...................     101      143      109
 Net assets, end of period
   ($ millions)...........      13        6      0.6

---------------

 + For the period April 3, 1995 (commencement of Class C Shares) to September 30, 1995.
 ++ For the period February 2, 1998 (commencement of Class B Shares) to March 31, 1998.
(a) Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.01, $.01, $.03, $.03, $.02 and $.02 per Class A Share,
    respectively. The operating expense ratios including such items would have been 1.31% (annualized) 1.30%, 1.51%, 1.51%, 1.42% and 1.43% for Class A
    Share, respectively. Excludes management fees waived and expenses reimbursed by the manager in the amount of $.01 per Class B Share. The operating expense ratio including such items would have been 1.81% (annualized). Excludes management fees waived by the Manager in the amount of $.01, $.01, $0.03 and $0.03 per Class C Share, respectively. The operating expense ratio including such items would have been 1.81% (annualized) 1.79%, 1.98% and 1.96% (annualized) for Class C Share, respectively.
(b) Annualized.
(c) Not annualized.
(d) Does not reflect the imposition of a sales charge.
(e) Amounts calculated prior to reclassification of $16,079. The effect of such reclassification would have resulted in an increase in net investment income of $.01 for Class A Shares and $0.01 for Class C Shares.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Note 1:
      SIGNIFICANT ACCOUNTING POLICIES. Heritage Income Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Intermediate Government Fund (formerly known as the Limited Maturity Government Portfolio) and the High Yield Bond Fund (formerly known as the Diversified Portfolio) (each, a "Fund" and collectively, the "Funds"). The High Yield Bond Fund has an investment objective of high current income. The Intermediate Government Fund has an investment objective of high current income consistent with the preservation of capital. The Funds currently issue Class A, Class B and Class C Shares. Class A Shares are sold subject to a maximum sales charge of 3.75% of the amount invested payable at the time of purchase. Class B Shares, which were offered to shareholders beginning February 2, 1998, are sold subject to a 5% maximum contingent deferred sales load (based on the lower of purchase price or redemption price) declining over a six-year period. Class C Shares, which were offered to shareholders beginning April 3, 1995, are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions made in less than one year of purchase. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

      Security Valuation: Each Fund values investment securities at market value based on the last sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, market value is based on the most recent quoted bid price and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Investments in certain debt instruments not traded in an organized market, are valued on the basis of valuations furnished by independent pricing services or broker/dealers that utilize information with respect to market transactions in such securities or comparable securities, quotations from dealers, yields, maturities, ratings and various relationships between securities. Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market.

      Repurchase Agreements: Each Fund enters into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price.

      Federal Income Taxes: Each Fund is treated as a single corporate taxpayer as provided for in The Tax Reform Act of 1986, as amended. Each Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

      Distribution of Income and Gains: Distributions of net investment income are made monthly. Net realized gains from investment transactions for each Fund during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

      Expenses: Each Fund is charged for those expenses that are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are allocated proportionately among the Trust. Expenses of each Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class.

      State Qualification Expenses: State qualification fees are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

      Capital Accounts: The Funds report the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Funds may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

      Other: For purposes of these financial statements, investment security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis except when income is not expected. All original issue discounts are accreted for both federal income tax and financial reporting purposes.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2:
      FUND SHARES: At March 31, 1998, there was an unlimited number of shares of beneficial interest of no par value authorized.

      Transactions in Class A and C Shares of the Fund during the six month period ended March 31, 1998 and Class B Shares from February 2, 1998 (commencement of Class B Shares) to March 31, 1998 were as follows:

      INTERMEDIATE GOVERNMENT FUND

                                                   A SHARES                   B SHARES                    C SHARES
                                           ------------------------   ------------------------    ------------------------
        FOR THE PERIOD ENDED                SHARES        AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
        MARCH 31, 1998 (UNAUDITED)         ---------    -----------   ---------    -----------    ---------    -----------
        Shares sold......................    106,504    $   989,750         923    $     8,554       79,156    $   730,644
        Shares issued on reinvestment of
          distributions..................     37,373        344,899           2             14        3,102         28,553
        Shares redeemed..................   (269,154)    (2,498,050)         --             --      (27,157)      (251,083)
                                           ---------    -----------   ---------    -----------    ---------    -----------
        Net increase (decrease)..........   (125,277)   $(1,163,401)        925    $     8,568       55,101    $   508,114
                                                        ===========                ===========                 ===========
        Shares outstanding:
          Beginning of period............  1,527,676                         --                      88,198
                                           ---------                  ---------                   ---------
          End of period..................  1,402,399                        925                     143,299
                                           =========                  =========                   =========

      Transactions in Class A and C Shares of the Fund during the year ended September 30, 1997 were as follows:

                                                   A SHARES                                               C SHARES
                                           ------------------------                               ------------------------
        FOR THE YEAR ENDED                  SHARES        AMOUNT                                   SHARES        AMOUNT
        SEPTEMBER 30, 1997                 ---------    -----------                               ---------    -----------
        Shares sold......................     29,039    $   263,983                                  45,681    $   417,167
        Shares issued on reinvestment of
          distributions..................     86,848        790,115                                   4,462         40,481
        Shares redeemed..................   (518,637)    (4,719,949)                                (26,520)      (239,825)
                                           ---------    -----------                               ---------    -----------
        Net increase (decrease)..........   (402,750)   $(3,665,851)                                 23,623    $   217,823
                                                        ===========                                            ===========
        Shares outstanding:
          Beginning of year..............  1,930,426                                                 64,575
                                           ---------                                              ---------
          End of year....................  1,527,676                                                 88,198
                                           =========                                              =========

      Transactions in Class A and C Shares of the Fund during the six month period ended March 31, 1998 and Class B Shares from February 2, 1998 (commencement of Class B Shares) to March 31, 1998 were as follows:

      HIGH YIELD BOND FUND

                                                   A SHARES                   B SHARES                    C SHARES
                                           ------------------------   ------------------------    ------------------------
        FOR THE PERIOD ENDED                SHARES        AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
        MARCH 31, 1998 (UNAUDITED)         ---------    -----------   ---------    -----------    ---------    -----------
        Shares sold......................    439,728    $ 4,669,287      61,003    $   645,619      369,307    $ 3,905,558
        Shares issued on reinvestment of
          distributions..................    118,066      1,248,329          80            846       43,331        455,900
        Shares redeemed..................   (335,625)    (3,564,871)       (570)        (6,059)    (213,181)    (2,252,503)
                                           ---------    -----------   ---------    -----------    ---------    -----------
        Net increase.....................    222,169    $ 2,352,745      60,513    $   640,406      199,457    $ 2,108,955
                                                        ===========                ===========                 ===========
        Shares outstanding:
          Beginning of period............  3,912,752                         --                   1,200,287
                                           ---------                  ---------                   ---------
          End of period..................  4,134,921                     60,513                   1,399,744
                                           =========                  =========                   =========

      Transactions in Class A and C Shares of the Fund during the year ended September 30, 1997 were as follows:

                                                   A SHARES                                               C SHARES
                                           ------------------------                               ------------------------
        FOR THE YEAR ENDED                  SHARES        AMOUNT                                   SHARES        AMOUNT
        SEPTEMBER 30, 1997                 ---------    -----------                               ---------    -----------
        Shares sold......................  1,150,318    $11,941,684                                 947,310    $ 9,722,280
        Shares issued on reinvestment of
          distributions..................    217,347      2,240,553                                  73,430        753,853
        Shares redeemed..................   (698,065)    (7,227,798)                               (456,608)    (4,698,707)
                                           ---------    -----------                               ---------    -----------
        Net increase.....................    669,600    $ 6,954,439                                 564,132    $ 5,777,426
                                                        ===========                                            ===========
        Shares outstanding:
          Beginning of year..............  3,243,152                                                636,155
                                           ---------                                              ---------
          End of year....................  3,912,752                                              1,200,287
                                           =========                                              =========

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 3:
      PURCHASES AND SALES OF SECURITIES. For the six month period ended March 31, 1998, purchases, sales and paydowns of investment securities (excluding repurchase agreements and short-term obligations) were as follows:

                                                          U.S. GOVERNMENT SECURITIES                     OTHER
                                                   -----------------------------------------   --------------------------
                                                    PURCHASES        SALES        PAYDOWNS      PURCHASES        SALES
                                                   -----------    -----------    -----------   -----------    -----------
        Intermediate Government Fund.............  $13,166,328    $13,712,576    $   314,109            --             --
        High Yield Bond Fund.....................           --             --             --   $34,620,083    $29,999,684

Note 4:
      MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administrative Agreement with Heritage Asset Management, Inc. (the "Manager"), the Intermediate Government Fund agrees to pay to the Manager a fee equal to an annual rate of 0.50% of the Fund's average daily net assets, computed daily and payable monthly. For the High Yield Bond Fund the management fee is 0.60% on the first $100,000,000 and 0.50% of any excess over $100,000,000 of net assets. The Manager voluntarily will waive its investment advisory fees and, if necessary, reimburse each Fund to the extent that Class A, Class B and Class C annual operating expenses exceed that Fund's average daily net assets attributable to that class for the 1998 fiscal year as follows:

                                                                      CLASS A    CLASS B AND CLASS C
                                                                      -------    -------------------
        Intermediate Government Fund................................   0.95%            1.20%
        High Yield Bond Fund........................................   1.25%            1.70%

      Under this agreement, management fees of $36,671 were waived and $48,691 of expenses were reimbursed for the Intermediate Government Fund and management fees of $31,103 were waived in the High Yield Bond Fund for the six month period ended March 31, 1998. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ended September 30, 2000, the Funds may be required to pay the Manager a portion or all of the waived management fees. In addition, the Funds may be required to pay the Manager a portion or all of the management fees waived in fiscal 1996 and 1997 if total Fund expenses fall below the annual expense limitations before the end of the years ending September 30, 1998 and 1999, respectively.

      At a special meeting of shareholders held on February 23, 1998, shareholders approved the re-appointment of Salomon Brothers Asset Management Inc (SBAM) a wholly owned subsidiary of Travelers Group, Inc., as subadviser to the High Yield Bond Fund. The re-appointment was necessary because of a merger between a wholly owned subsidiary of Travelers Group Inc. and Salomon Inc., resulting in a change of control of SBAM and in an automatic termination of the subadvisory agreement. The Manager entered into an agreement with SBAM to provide investment advice, portfolio management services (including the placement of brokerage orders) and certain compliance and other services for a fee payable by the Manager equal to 50% of the fees payable by the High Yield Bond Fund to the Manager without regard to any reduction due to the imposition of expense limitations. For the six month period ended March 31, 1998 the Manager paid $85,385 for subadviser fees.

      The Manager also is the Dividend Paying and Shareholder Servicing Agent for the Intermediate Government Fund and High Yield Bond Fund. The amount payable to the Manager for such expenses as of March 31, 1998 was $3,600 and $9,000, respectively. In addition, the Manager performs Fund accounting services and charged $18,833 and $24,735 during the current period of which $10,500 and $10,500 was payable as of March 31, 1998, respectively.

      Raymond James & Associates, Inc. (the "Distributor") has advised the Trust that the Intermediate Government Fund received $4,034 in front-end sales charges for Class A Shares and $2 in contingent deferred sales charges for Class C Shares for the six month period ended March 31, 1998. The High Yield Bond Fund received $81,917 in front-end sales charges for Class A Shares, $280 in contingent deferred sales charges for Class B Shares and $1,683 in contingent deferred sales charges for Class C Shares for the six month period ended March 31, 1998. The Distributor paid sales commissions to salespersons and from these fees, incurred other distribution costs.

      Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Trust is authorized to pay the Distributor a fee up to .35% of the average daily net assets for Class A Shares. Under the Class B and Class C Distribution Plan, the Trust may pay the Distributor a fee of up to .60% for the Intermediate Government Fund and .80% for the High Yield Bond Fund of the average daily net assets for Class B and Class C Shares. Such fees are accrued daily and payable monthly. B Shares will convert to A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

      Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Income-Growth Trust, Heritage Capital Appreciation Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, investment companies that also are

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

      advised by the Manager of the Trust (collectively referred to as the Heritage mutual funds). Each Trustee of the Heritage mutual funds who is not an interested person of the Manager receives an annual fee of $8,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage mutual funds attended. Trustees' fees and expenses are shared equally by each of the Heritage mutual funds.

Note 5:
      FEDERAL INCOME TAXES. For the year ended September 30, 1997, to reflect reclassifications arising from permanent book/tax differences primarily due to paydown losses and market discount, respectively, the Funds made the following adjustments:

         INTERMEDIATE GOVERNMENT FUND
         -----------------------------------
         The Fund charged accumulated net realized loss and credited undistributed net investment income $6,144. As of September 30, 1997, the Fund has a net tax basis capital loss carryforwards of $7,246,344, which may be applied against any realized net taxable gains until their expiration dates of September 30, 2001 ($388,071), September 30, 2002 ($3,838,721), September 30, 2003 ($2,492,779) and September 30, 2004
         ($526,773). In addition, from November 1, 1996 to September 30, 1997, the Fund incurred $129,884 of net realized capital losses which will be deferred and treated as arising on October 1, 1997 in accordance with regulations under the Internal Revenue Code.

         HIGH YIELD BOND FUND
         ----------------------------
         The Fund credited undistributed net investment income and charged accumulated net realized loss $44,344. As of September 30, 1997, the Fund had a net tax basis capital loss carryforward of $716,301, which may be applied against any realized net taxable gains until their expiration dates of September 30, 2003 ($706,795) and September 30, 2004 ($48,256). The Fund utilized $695,344 of net tax basis capital losses during the current year against net realized gains from investment transactions.

Note 6:
      SHAREHOLDERS MEETING. On February 23, 1998 a special shareholders' meeting was held for the following purposes:

         (1) To approve a Subadvisory Agreement between Heritage Asset Management, Inc. ("Heritage") and Salomon Brothers Asset Management Inc ("SBAM"), with respect to the Fund;
         (2) To approve a proposal to permit Heritage to hire subadvisers or modify subadvisory agreements without shareholder approval;
         (3) To ratify the selection of Price Waterhouse LLP as the Fund's independent accountants for the fiscal year ending September 30, 1998.

      The voting results were as follows:

                                                                                     SHARES
                                                                      -------------------------------------
                                                                         FOR         AGAINST     ABSTAINING
                                                                      ---------    -----------   ----------
        To approve a Subadvisory Agreement between Heritage Asset
          Management, Inc. ("Heritage") and Salomon Brothers Asset
          Management Inc ("SBAM"), with respect to the Fund.........  2,575,303         25,921     123,725
        To approve a proposal to permit Heritage to hire subadvisers or modify subadvisory agreements without shareholder
          approval..................................................  2,286,882        304,647     133,421
        To ratify the selection of Price Waterhouse LLP as the
          Fund's independent accountants for the fiscal year ending
          September 30, 1998........................................  2,616,746          7,668     100,535

HERITAGE FAMILY OF FUNDS (TM)
From Our Family to Yours: The Intelligent Creation of Wealth.

HERITAGE MONEY MARKET FUNDS
Cash Trust Money Market
Cash Trust Municipal Money Market

HERITAGE INCOME FUNDS
Intermediate Government
High Yield

HERITAGE GROWTH FUNDS
Income-Growth
Value Equity
Growth Equity
Capital Appreciation
Mid Cap
Small Cap
International



We are pleased that many of you are also investors in these funds.   For
information and a prospectus for any of these mutual funds, please contact your financial advisor. Please read the prospectus carefully before you invest in any of the funds.

This report is for the information of shareholders of Heritage Income Trust Intermediate Government Fund and Heritage Income Trust-High Yield Bond
Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.

(C)1997 Heritage Asset Management, Inc.

5M 3/98 [RECYCLE LOGO] Printed on recycled paper
5314S IT


[HERITAGE LOGO]   Heritage Income Trust
                  P.O. Box 33022
                  St. Petersburg, FL 33733
----------------------------------------------------------------
        Address Change Requested